Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses And Other Assets [Abstract]
Prepaid voyage costs	$ 137	$ 634
Inventory	1,160	826
Other	0	10
Total prepaid expenses and other current assets	$ 1,297	$ 1,470